Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of total lease costs
	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Finance lease cost
Amortization of right-of-use assets	$91	$500
Interest on lease liabilities	96	177
Total finance lease cost	187	677

Operating lease cost	1,481	882
Variable lease cost	112	134
Total lease cost	$1,780	$1,693

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,323	$833
Operating cash flows from finance leases	96	177
Financing cash flows from finance leases	335	466
	$1,754	$1,476
Lease liabilities arising from new right-of-use assets
Operating leases	$-	$8,206
Finance leases	$-	$-

	As of March 31, 2023	As of December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	6.2	6.4
Finance leases	4.8	5.0

Weighted average discount rate
Operating leases	15.6%	15.6%
Finance leases	5.0%	5.0%

Finance lease cost
Amortization of right-of-use assets	$1,990
Interest on lease liabilities	664
Total finance lease cost	2,654
Operating lease cost	4,657
Variable lease cost	159
Total lease cost	$7,470

Schedule of future lease payments
Fiscal year	Operating Leases	Finance Leases
2023 (nine months)	$4,151	$1,292
2024	5,496	1,757
2025	5,257	1,792
2026	5,216	1,828
2027	2,896	1,864
Thereafter	9,284	-
Total	32,300	8,533
Less: Imputed Interest	12,293	934
Present value of net lease payments	20,007	7,599

Lease liability, current portion	$2,609	$1,390
Lease liability, net of current portion	17,398	6,209
Total lease liability	$20,007	$7,599

Fiscal year	Operating Leases	Finance Leases
2023	$5,517	$1,722
2024	5,491	1,757
2025	5,251	1,792
2026	5,210	1,828
2027	2,893	1,864
Thereafter	9,284	-
Total	33,646	8,963
Less: Imputed Interest	13,064	1,029
Present value of net lease payments	$20,582	$7,934
Lease liability, current portion	$2,538	$1,364
Lease liability, net of current portion	18,044	6,570
Total lease liability	$20,582	$7,934

Schedule of supplemental information and non-cash activities related to operating and finance lease
2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,143
Operating cash flows from finance leases	686
Financing cash flows from finance leases	1,888
$6,717
Recognition of operating ROU assets and lease liabilities as part of the adoption of ASC 842 and for new leases entered into during the year ended December 31, 2022
Operating leases	$21,865

December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	6.4
Finance leases	5
Weighted average discount rate
Operating leases	15.6%
Finance leases	5.0%

Schedule of minimum aggregate future obligations under non-cancelable operating leases
Year ended December 31,
2022	$2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
$14,648

Schedule of minimum aggregate future minimum lease payments under capital leases
Year ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993